COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of undiscounted future lease obligations
Lease Commitments
Less than 1 year	1-3 years	3-5 years	Total
$361,424	$1,019,651	$41,386	$1,422,461

Schedule of Undiscounted minimum lease commitments
Undiscounted minimum lease commitments	$1,422,461
Present value adjustment using incremental borrowing rate	(295,742)
Lease liabilities	$1,126,719

Schedule of undiscounted future lease obligations
Lease Commitments
as of December 31, 2023
Less than 1 year	1-3 years	3-5 years	Total
$369,849	$1,059,423	$89,038	$1,518,310

Schedule of Undiscounted minimum lease commitments
Undiscounted minimum lease commitments	$1,518,310
Less: Imputed Interest	(330,476)
Lease liabilities	$1,187,834